Note 5 - Stockholders' Equity - Stock Options, Valuation Assumptions (Details)	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Non Plan [Member]
Life in years (Year)		7 years	7 years	7 years	7 years
Non Plan [Member] | Minimum [Member]
Risk free interest rate	1.77%		1.83%
Expected volatility		641.00%	794.00%	794.00%	837.00%
Non Plan [Member] | Maximum [Member]
Risk free interest rate	2.27%		2.33%
Expected volatility	738.00%		821.00%	821.00%	935.00%
Equity Incentive Plan 2007 [Member]
Life in years (Year)		5 years
Equity Incentive Plan 2007 [Member] | Minimum [Member]
Risk free interest rate		1.36%	1.60%
Expected volatility		315.00%	322.00%
Life in years (Year)			3 years
Equity Incentive Plan 2007 [Member] | Maximum [Member]
Risk free interest rate	1.77%		2.38%
Expected volatility	641.00%		807.00%
Life in years (Year)			7 years